                                                                                                                               June 1, 2006

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:         Evergreen Equity Trust
              Evergreen Omega Fund
                Registration Statement on Form N-14, Pre-Effective Amendment No. 1
                File Number:  333-134385

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is Pre-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-14 of Evergreen Equity Trust (the "Trust").  This filing relates to the acquisition of the assets of Evergreen Aggressive Growth Fund, a series of the Trust, by and in exchange for shares of Evergreen Omega Fund, another series of the Trust.

This Amendment is being filed for the purpose of including the semi-annual reports of Evergreen Aggressive Growth Fund and Evergreen Omega Fund, both dated March 31, 2006, and which were not yet available on the date of the filing the Registration Statement on Form N-14 on May 22, 2006 (accession number 0000907244-06-000159). We are requesting that the Registration Statement become effective on June 22, 2006, the 30th day after the initial filing.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

                                                                                                                                Very truly yours,

                                                                                                                                /s/ Maureen E. Towle

                                                                                                                                Maureen E. Towle, Esq.

Enclosures

cc: Tim Diggins, Esq.